Accounts Receivable, Net (Tables)	6 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of September 30, 2025 and March 31, 2025:

	September 30, 2025 (Unaudited)	March 31, 2025

Accounts receivable, gross	$3,347,962	$3,383,777
Less: allowance for doubtful accounts	(2,011,691)	(2,082,442)
Accounts receivable, net	$1,336,271	$1,301,335

Schedule of Changes of Allowance for Credit Loss for Accounts Receivable

Changes of allowance for doubtful accounts for the six months ended September 30, 2025 and the year ended March 31, 2025 were as follows:

	For the
	six months ended September 30, 2025	years ended March 31 2025

Beginning balance	$2,082,442	$1,731,517
Reverse (Additional) through bad debt expense	(115,732)	263,972
Exchange rate difference	44,981	86,953
Ending balance	$2,011,691	$2,082,442